Supplement dated September 27, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2024
Information about the Fund and its respective share classes found on the Fund's Prospectus front cover is hereby superseded and replaced with the following:
COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO
Class:	A	Advisor (Class Adv)	C	Institutional (Class Inst)	Institutional 3 (Class Inst3)	R	S*
Ticker Symbol	NBIAX	CGBRX	NBICX	NBGPX	CPHNX	CLBRX	NBGDX
* Class S will be operational on or about October 2, 2024.
The front cover of the Fund's Summary Prospectus is hereby revised by deleting the asterisk next to the Fund's name, adding information about Class S and replacing the footnote as indicated below:
Class	Ticker Symbol
S(a)	NBGDX
(a)
Class S will be operational on or about October 2, 2024.
Shareholders should retain this Supplement for future reference.
SUP124_01_009_(09/24)